Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 91.5%
BlackRock Advantage Emerging Markets Fund, Class K	92,937	$999,067
Diversified Equity Master Portfolio	$4,673,276	4,673,276
International Tilts Master Portfolio	$1,330,422	1,330,422
iShares Developed Real Estate Index Fund, Class K	47,528	416,349
iShares MSCI Canada ETF(b)	7,243	198,530
iShares MSCI EAFE Small-Cap ETF	4,104	242,095
iShares Russell 2000 ETF(b)	711	106,501

		7,966,240

Fixed Income Funds — 1.1%
CoreAlpha Bond Master Portfolio	$35,213	35,213
iShares Core U.S. Aggregate Bond ETF	164	19,362
iShares iBoxx $ Investment Grade Corporate Bond ETF	103	13,875
iShares TIPS Bond ETF(b)	57	7,211
Master Total Return Portfolio	$16,155	16,155

		91,816

Security	Shares	Value

Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	318,205	318,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	676,294	676,294

		994,786

Total Affiliated Investment Companies — 104.0% (Cost: $8,427,917)		9,052,842

Liabilities in Excess of Other Assets — (4.0)%		(347,443)

Net Assets — 100.0%		$8,705,399

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund - Class K	$440,954	(a)	$576,554	(b)	$(65,771)		$(8,656)	$55,986	$999,067	92,936	$578		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—		318,611	(c)	—		(114)	(5)	318,492	318,205	624	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	211,018	(a)	465,276	(c)	—		—	—	676,294	676,294	1,343		—
BlackRock Tactical Opportunities Fund Class K(e)	—		344,245		(343,269)		(976)	—	—	—	—		—
CoreAlpha Bond Master Portfolio	37,326	(a)	—		(4,722	)(c)	2,234	375	35,213	$35,213	854		—
Diversified Equity Master Portfolio	2,237,253	(a)	2,160,785	(c)	—		57,958	217,280	4,673,276	$4,673,276	41,789		—
International Tilts Master Portfolio	797,387	(a)	579,740	(c)	—		(39,643)	(7,062)	1,330,422	$1,330,422	17,412		—
iShares Core MSCI EAFE ETF(e)	—		321,963	(b)	(316,114)		(5,849)	—	—	—	3,906		—
iShares Core U.S. Aggregate Bond ETF	—		19,385		—		—	(23)	19,362	164	103		—
iShares Developed Real Estate Index Fund - Class K	197,252	(a)	275,502	(b)	(7,878)		(2,226)	(46,301)	416,349	47,528	4,664		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		13,854		—		—	21	13,875	103	93		—
iShares MSCI Canada ETF	111,998	(a)	87,781	(b)	—		—	(1,249)	198,530	7,243	1,771		—
iShares MSCI EAFE Small-Cap ETF	168,467	(a)	239,930	(b)	(175,009)		(19,233)	27,940	242,095	4,104	2,583		—
iShares Russell 2000 ETF	85,154	(a)	67,954	(b)	(30,164)		(8,156)	(8,287)	106,501	711	1,049		—
iShares TIPS Bond ETF	3,031	(a)	3,963		(122)		—	339	7,211	57	15		—
Master Total Return Portfolio	133	(a)	16,028	(c)	—		147	(153)	16,155	$16,155	123		—

							$(24,514)	$238,861	$9,052,842		$76,907		$—

(a)	Represents value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(b)	Represents amount purchased by the Fund and the LifePath Dynamic Master Portfolio.
(c)	Represents net amount purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued)	BlackRock LifePath® Dynamic 2060 Fund
September 30, 2020

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	1	12/08/20	$173	$1,863
MSCI EAFE Index	7	12/18/20	649	(13,253)

				$(11,390)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,190,142	USD	11,244	Bank of America N.A.	12/16/20	$52
JPY	7,998,657	USD	75,417	State Street Bank and Trust Co.	12/16/20	501

						553

AUD	110,007	USD	80,279	Morgan Stanley & Co. International PLC	12/16/20	(1,471)
CAD	100,795	USD	77,016	Bank of America N.A.	12/16/20	(1,293)
CAD	12,689	USD	9,634	State Street Bank and Trust Co.	12/16/20	(101)
EUR	24,267	USD	28,654	Bank of America N.A.	12/16/20	(155)
EUR	292,640	USD	347,552	Morgan Stanley & Co. International PLC	12/16/20	(3,867)

						(6,887)

						$(6,334)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$1,962,542	$—	$—	$1,962,542
Fixed Income Funds	40,448	—	—	40,448
Money Market Funds	994,786	—	—	994,786

	$2,997,776	$—	$—	2,997,776

Investments Valued at NAV(a)				6,055,066

				$9,052,842

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$553	$—	$553
Interest Rate Contracts	1,863	—	—	1,863
Liabilities
Equity Contracts	(13,253)	—	—	(13,253)
Foreign Currency Exchange Contracts	—	(6,887)	—	(6,887)

	$(11,390)	$(6,334)	$—	$(17,724)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	3